Leases - Future Lease Payments (Details) $ in Millions	Mar. 31, 2021 USD ($)
Operating Leases
2022	$ 9.6
2023	14.3
2024	10.5
2025	7.2
2026	6.1
Thereafter	30.9
Total	78.6
Finance Leases
2022	1.0
2023	1.0
2024	0.5
2025	0.3
2026	0.2
Thereafter	0.0
Total	3.0
Total
2022	10.6
2023	15.3
2024	11.0
2025	7.5
2026	6.3
Thereafter	30.9
Total	81.6
Less: imputed interest	17.6
Total lease liabilities	$ 64.0